[LIVE]
	 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   December 31, 1999

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to
submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		February 11, 2000

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



 .



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              030177109     2875    56584 SH       SOLE                    56584
Adobe Systems Inc              COM              00724F101     6330    94132 SH       SOLE                    94132
AmSouth Bancorp                COM              032165102      310    16075 SH       SOLE                    16075
Amer Pwr Conv Corp             COM              029066107     7076   268275 SH       SOLE                   268275
American General Corp          COM              026351106     3380    44542 SH       SOLE                    44542
American Intl Gr Inc           COM              026874107      383     3541 SH       SOLE                     3541
Archer Daniels Midland         COM              039483102     1522   125549 SH       SOLE                   125549
AutoZone Inc                   COM              053332102     2109    65260 SH       SOLE                    65260
Bell Atlantic Corp             COM              077853109      272     4420 SH       SOLE                     4420
BellSouth Corp                 COM              079860102     1144    24428 SH       SOLE                    24428
Bristol Myers Squibb Co        COM              110122108      793    12358 SH       SOLE                    12358
Chevron Corp                   COM              166751107      291     3360 SH       SOLE                     3360
Cisco Systems Inc              COM              17275r102      204     1900 SH       SOLE                     1900
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     6387   126316 SH       SOLE                   126316
Corning Inc                    COM              219350105     8691    67408 SH       SOLE                    67408
DuPont EI deNemours & Co       COM              263534109      346     5257 SH       SOLE                     5257
E Digital Corp                 COM              26841Y103      174    60000 SH       SOLE                    60000
Ecolab Inc                     COM              278865100     2214    56589 SH       SOLE                    56589
Enesco Group                   COM              854425105     1135   102574 SH       SOLE                   102574
Equity Office Prop Tr          COM              294741103     1701    69080 SH       SOLE                    69080
Exxon Mobil Corp               COM              30231g102     1387    17212 SH       SOLE                    17212
First Tennessee National Corp  COM              337162101     1323    46405 SH       SOLE                    46405
Freeport-McMoRan Copper & Gold COM              35671D857      211    10000 SH       SOLE                    10000
Fremont General Corp           COM              357288109      815   110474 SH       SOLE                   110474
GTE Corp                       COM              362320103      351     4980 SH       SOLE                     4980
General Electric Co            COM              369604103     2379    15370 SH       SOLE                    15370
Great Atlan & Pac Tea          COM              390064103     1395    50038 SH       SOLE                    50038
Hancock Fabrics                COM              409900107      931   297772 SH       SOLE                   297772
Harrah's Ent Inc               COM              413619107     3760   142217 SH       SOLE                   142217
Intel Corp                     COM              458140100      236     2870 SH       SOLE                     2870
Intl Bus Machines              COM              459200101     1883    17453 SH       SOLE                    17453
Johnson Worldwide Cl A         COM              479254104      905   127555 SH       SOLE                   127555
Knight-Ridder Inc              COM              499040103     2423    40679 SH       SOLE                    40679
Louisiana-Pacific Corp         COM              546347105     1179    83875 SH       SOLE                    83875
Lucent Technologies            COM              549463107      587     7826 SH       SOLE                     7826
Manor Care Inc                 COM              404134108     1219    76215 SH       SOLE                    76215
Mattel Inc                     COM              577081102     1494   113809 SH       SOLE                   113809
Merck & Co                     COM              589331107      450     6694 SH       SOLE                     6694
Mid-Amer Apt Com Inc           COM              59522J103     1708    75470 SH       SOLE                    75470
Motorola Inc                   COM              620076109     3492    23713 SH       SOLE                    23713
National Commerce Bancorp      COM              635449101     5980   263601 SH       SOLE                   263601
New England Bus Svc            COM              643872104     1249    51122 SH       SOLE                    51122
Nike Inc Cl B                  COM              654106103     2427    48964 SH       SOLE                    48964
Office Depot Inc               COM              676220106     2242   203852 SH       SOLE                   203852
Procter Gamble                 COM              742718109      460     4200 SH       SOLE                     4200
RFS Hotel Investors, Inc       COM              74955J108      161    15425 SH       SOLE                    15425
Royal Dutch Petroleum Co NY    COM              780257705      339     5600 SH       SOLE                     5600
SBC Communications Inc         COM              845333103      608    12466 SH       SOLE                    12466
Schering-Plough Corp           COM              806605101      870    20528 SH       SOLE                    20528
Scottish Power PLC ADR         COM              81013t705      769    27463 SH       SOLE                    27463
Seagate Tech Inc               COM              811804103     3555    76346 SH       SOLE                    76346
Sony Corp (ADR)                COM              835699307     7290    25601 SH       SOLE                    25601
Southern Co                    COM              842587107      231     9835 SH       SOLE                     9835
Stanley Works                  COM              854616109     2302    76401 SH       SOLE                    76401
Stewart Ent Cl A               COM              860370105      846   178150 SH       SOLE                   178150
Union Planters Corp            COM              908068109      210     5335 SH       SOLE                     5335
Universal Foods                COM              913538104     2862   140488 SH       SOLE                   140488
Wal-Mart Stores Inc            COM              931142103      733    10600 SH       SOLE                    10600
Wellman Inc                    COM              949702104     2480   133170 SH       SOLE                   133170